LICENSES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Nov. 30, 2021
Licenses
Licences and franchises		$ 705,555	$ 705,555
Amortization	0	$ 211,847	(213,015)
Write-offs			(492,751)
Net exchange differences			211
Balance, end of year